Related Party Transactions and Parties in Interest Transactions (Details) - EBP 004 - Employer, Common Stock - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares	1.6	2.0
Investment acquired, excluding plan interest in master trust	$ 2.3